Note 3 - Equity Compensation Plans and Capital Stock	12 Months Ended
Mar. 31, 2026
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]

3.  EQUITY COMPENSATION PLANS AND CAPITAL STOCK

The Company maintains two stock based compensation plans: the Friedman Industries, Incorporated 2016 Restricted Stock Plan (the “2016 Plan”) and the Friedman Industries, Incorporated 2025 Long-Term Incentive Plan (the "2025 Plan" and together with the 2016 Plan, the "Plans"). The Plans are administered by the Compensation Committee of the Board of Directors and continue indefinitely until terminated by the Board of Directors (the "Board") or until all shares allowed by the plans have been awarded and earned. All shares authorized under the 2016 Plan have been awarded with some of those shares still under vesting restrictions at  March 31, 2026. Under the 2025 Plan, the Company may award stock-based compensation to employees, non-employee directors and third-party service providers. The 2025 Plan permits the award of stock options, restricted stock awards, restricted stock units, stock appreciation rights and other stock-based awards for up to 550,000 shares of the Company's common stock. As of  March 31, 2026, all stock based compensation issued under the 2025 Plan was in the form of restricted stock awards and a total of 521,696 shares were still available to be issued under the 2025 Plan. Restricted awards entitle recipients to vote and receive non-forfeitable dividends during the restriction period. Because dividends are non-forfeitable, they are reflected in retained earnings. Forfeitures are accounted for upon their occurrence. Because the Company accounts for forfeitures as they occur, the non-forfeitable dividends are reclassified from retained earnings to additional stock compensation for the actual forfeitures that occurred.

The following table summarizes the activity related to restricted stock awards for the two years ended March 31, 2026:

		Weighted
		Average Grant
	Number of	Date Fair Value
	Shares	Per Share
Unvested at March 31, 2024	64,487	$6.62
Granted	4,026	14.90
Vested	(50,487)	7.12
Unvested at March 31, 2025	18,026	$7.07
Granted	142,276	16.94
Vested	(18,026)	7.73
Unvested at March 31, 2026	142,276	$16.86

The Company measures compensation expense for restricted stock awards at the market price of the common stock as of the grant date. Compensation expense for awards with time based restrictions is recognized over the requisite service period applicable to each award. Compensation expense for awards with performance based restrictions is recognized once it is probable the performance conditions will be satisfied with a cumulative effect adjustment and the remaining expense recognized over the remaining service period. The stock awards granted during fiscal 2026 consist of 53,221 time restricted shares with annual ratable vesting over a three year period, 50,000 time restricted shares with annual ratable vesting over a two year period, 2,742 time restricted shares with one year cliff vesting, and 36,313 performance restricted shares with vesting thresholds dependent on the percentage of average earnings before tax to average accounts receivable, inventory and net PP&E over a three year period. The Company recorded compensation expense of approximately $0.7 million and $0.2 million in fiscal 2026 and fiscal 2025, respectively, related to the restricted stock issued under the Plans.

At  March 31, 2026 and 2025, unrecognized compensation expense related to unvested restricted stock awards was approximately $1.6 million and $0.1 million, respectively, which is expected to be recognized over a weighted average period of approximately 1.8 years and 0.8 years, respectively.

The Company has 1,000,000 authorized shares of Cumulative Preferred Stock with a par value of $1 per share. The stock may be issued in one or more series, and the Board of Directors is authorized to fix the designations, preferences, rights, qualifications, limitations and restrictions of each series, except that any series must provide for cumulative dividends and must be convertible into Common Stock. There were no shares of Cumulative Preferred Stock issued as of March 31, 2026 or March 31, 2025.

On  December 13, 2023, the Board of Directors authorized the repurchase, for retirement, of up to 1,045,774 additional shares of our common stock in open-market transactions or otherwise with the authorization expiring December 13, 2026. The Company did not repurchase any shares through the open market during fiscal 2026 or fiscal 2025 but did acquire 630 shares and 9,801 shares during fiscal 2026 and fiscal 2025, respectively, as employee withholding taxes paid on vested restricted stock.